Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy Multi-Asset Income Fund (formerly known as Delaware Ivy Apollo Multi-Asset Income Fund), Delaware Ivy Strategic Income Fund (formerly known as Delaware Ivy Apollo Strategic Income Fund), Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Government Securities Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund (formerly known as Delaware Ivy Pictet Emerging Local Currency Debt Fund), Delaware Ivy Total Return Bond Fund (formerly known as Delaware Ivy Pictet Targeted Return Bond Fund) and Delaware Ivy High Yield Fund (formerly known as Delaware Ivy PineBridge High Yield Fund)

In planning and performing our audits of the financial statements of Delaware Ivy Apollo Multi-Asset Income Fund, Delaware Ivy Apollo Strategic Income Fund, Delaware Ivy California Municipal High Income Fund, Delaware Ivy Cash Management Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Government Securities Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund, Delaware Ivy Pictet Targeted Return Bond Fund and Delaware Ivy PineBridge High Yield Fund (eleven of the funds constituting Ivy Funds, hereafter referred to as the “Funds”) as of and for the year ended September 30, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2021.

The Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund and Delaware Ivy Pictet Targeted Return Bond Fund did not design and maintain controls to reconcile on a daily basis the variation margin receivable/payable between the accounting records and the counterparty for open centrally cleared swap contracts.

This report is intended solely for the information and use of the Board of Trustees of Ivy Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 27, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Ivy Funds and Shareholders of Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund, Delaware Ivy ProShares MSCI ACWI Index Fund, Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Delaware Ivy ProShares S&P 500 Bond Index Fund and Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

In planning and performing our audits of the financial statements of Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund, Delaware Ivy ProShares MSCI ACWI Index Fund, Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Delaware Ivy ProShares S&P 500 Bond Index Fund and Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (formerly known as Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares MSCI ACWI Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, respectively) (five of the funds constituting Ivy Funds, hereafter collectively referred to as the “Funds”) as of and for the year ended September 30, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorlpate.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, www.pwc.com/us

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of September 30, 2021.

This report is intended solely for the information and use of the Board of Trustees of Ivy Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

November 29, 2021

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